PIMCO Variable Insurance Trust

Supplement Dated December 13, 2019 to the

Statement of Additional Information dated April 30, 2019, as supplemented (the “SAI”)

Disclosure Related to the PIMCO Balanced Allocation Portfolio, PIMCO CommodityRealReturn®

Strategy Portfolio, PIMCO Global Managed Asset Allocation Portfolio, PIMCO Real Return

Portfolio and PIMCO Total Return Portfolio

As previously disclosed, effective December 11, 2019, the PIMCO Balanced Allocation Portfolio’s portfolio is jointly and primarily managed by Erin Browne, Emmanuel Sharef and Rahul Devgon. In addition, as previously disclosed, effective December 11, 2019, the PIMCO CommodityRealReturn® Strategy Portfolio’s portfolio is jointly and primarily managed by Nicholas J. Johnson, Steve Rodosky and Greg E. Sharenow. In addition, as previously disclosed, effective December 11, 2019, the PIMCO Global Managed Asset Allocation Portfolio’s portfolio is jointly and primarily managed by Erin Browne, Geraldine Sundstrom and Emmanuel Sharef. In addition, as previously disclosed, effective December 11, 2019, the PIMCO Real Return Portfolio’s portfolio is jointly and primarily managed by Steve Rodosky and Daniel He. In addition, as previously disclosed, effective December 11, 2019, the PIMCO Total Return Portfolio’s portfolio is jointly and primarily managed by Scott Mather, Mark Kiesel and Mohit Mittal.

Accordingly, effective December 11, 2019, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI, and the following information is added:

	Total Number of Accounts	Total Assets of All Accounts (in $ millions)	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee (in $ millions)
Devgon[11]
Registered Investment Companies	10	$870.51	0	$0.00
Other Pooled Investment Vehicles	0	$0.00	0	$0.00
Other Accounts	0	$0.00	0	$0.00

He16
Registered Investment Companies	0	$0.00	0	$0.00
Other Pooled Investment Vehicles	0	$0.00	0	$0.00
Other Accounts	2	$593.51	0	$0.00

Mittal[23]
Registered Investment Companies	15	$30,996.54	0	$0.00
Other Pooled Investment Vehicles	18	$20,476.11	3	$3,105.70
Other Accounts	132	$80,737.87	5	$954.09

	Total Number of Accounts	Total Assets of All Accounts (in $ millions)	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee (in $ millions)
Sharef[32]
Registered Investment Companies	1	$171.73	0	$0.00
Other Pooled Investment Vehicles	0	$0.00	0	$0.00
Other Accounts	1	$0.08	0	$0.00

[11]	Effective December 11, 2019, Mr. Devgon co-manages the PIMCO Balanced Allocation Portfolio ($87.4 million).
[16]	Effective December 11, 2019, Mr. He co-manages the PIMCO Real Return Portfolio ($1,838.1 million).
[23]	Effective December 11, 2019, Mr. Mittal co-manages the PIMCO Total Return Portfolio ($6,465.3 million).
[32]	Effective December 11, 2019, Dr. Sharef co-manages the following Portfolios: PIMCO Balanced Allocation Portfolio ($87.4 million) and PIMCO Global Managed Asset Allocation Portfolio ($590.1 million).

In addition, effective December 11, 2019, the following sentences are added to the end of the paragraph immediately preceding the above table:

Effective December 11, 2019, the PIMCO Balanced Allocation Portfolio’s portfolio is jointly and primarily managed by Erin Browne, Emmanuel Sharef and Rahul Devgon. Effective December 11, 2019, the PIMCO CommodityRealReturn® Strategy Portfolio’s portfolio is jointly and primarily managed by Nicholas J. Johnson, Steve Rodosky and Greg E. Sharenow. Effective December 11, 2019, the PIMCO Global Managed Asset Allocation Portfolio’s portfolio is jointly and primarily managed by Erin Browne, Geraldine Sundstrom and Emmanuel Sharef. Effective December 11, 2019, the PIMCO Real Return Portfolio’s portfolio is jointly and primarily managed by Steve Rodosky and Daniel He. Effective December 11, 2019, the PIMCO Total Return Portfolio’s portfolio is jointly and primarily managed by Scott Mather, Mark Kiesel and Mohit Mittal. Information for Messrs. Devgon, He and Mittal and Dr. Sharef is as of November 30, 2019.

In addition, effective December 11, 2019, corresponding changes are made in the table in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI, and the following information is added:

Portfolio Manager	Portfolios Managed by Portfolio Manager	Dollar Range of Shares Owned
Devgon[1]	PIMCO Balanced Allocation	None
He3	PIMCO Real Return	None
Mittal[4]	PIMCO Total Return	None
Sharef[7]	PIMCO Balanced Allocation	None
	PIMCO Global Managed Asset Allocation	None

[1]	Effective December 11, 2019, Mr. Devgon co-manages the PIMCO Balanced Allocation Portfolio. Information for Mr. Devgon is as of November 30, 2019.
[3]	Effective December 11, 2019, Mr. He co-manages the PIMCO Real Return Portfolio. Information for Mr. He is as of November 30, 2019.
[4]	Effective December 11, 2019, Mr. Mittal co-manages the PIMCO Total Return Portfolio. Information for Mr. Mittal is as of November 30, 2019.
[7]

Effective December 11, 2019, Dr. Sharef co-manages the PIMCO Balanced Allocation Portfolio and the PIMCO Global Managed Asset Allocation Portfolio. Information for Dr. Sharef is as of November 30, 2019.

Investors Should Retain This Supplement For Future Reference

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